Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for our principal executive officer (the “PEO”) and the average compensation for our other named executive officers (“non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of fiscal year 2022, 2021 and 2020. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the Compensation Discussion and Analysis in this proxy statement.

Year	Summary Compensation Table Total for PEO (1)	Compensation “Actually Paid” to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation “Actually Paid” to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (in thousands)	Adjusted EBITDA (non-GAAP) (in thousands) (8)
					Company TSR (5)	Peer Group TSR (6)
2022	$3,379,449	($4,562,882)	$2,198,124	$572,427	$31.82	$113.62	($78,255)	$257,283
2021	$7,741,052	$12,327,052	$1,753,698	$2,678,593	$83.54	$149.49	($136,171)	$433,712
2020	—	—	$3,185,057	$2,100,096	$52.66	$120.71	($672,397)	$413,895

(1)	Reflects compensation for Michael Reed, our Chief Executive Officer, for 2022 and 2021 as reported in the Summary Compensation Table for the applicable year. For 2020, our Chief Executive Officer was an employee of, and was compensated exclusively by our former manager and our former manager did not disclose to our Board the compensation paid to him. The PEO received a special inducement equity award at the start of his employment by the Company in 2021.

(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2022 and 2021, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for PEO pursuant to the SEC’s rules to determine Compensation “Actually Paid” to PEO:

	PEO
	2022	2021
Summary Compensation Table Total for PEO	$3,379,449	$7,741,052

Adjustments:

Deduct: Grant date fair value of equity awards granted during fiscal year as reported in the Summary Compensation Table	$1,999,998	$6,074,000

Add: Fair value of equity awards granted in current year – value at year-end	$657,667	$10,660,000
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($3,300,000)	$0
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	($3,300,000)	$0
Compensation “Actually Paid” to PEO	($4,562,882)	$12,327,052

(3)	Reflects the average compensation for the non-PEO NEOs in each respective year based on compensation amounts reported in the Summary Compensation Table for the applicable year. Douglas Horne was the only non-PEO NEO for 2022 and 2021. The non-PEO NEOs for 2020 were Paul Bascobert, Alison Engel, and Douglas Horne.

(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2022, 2021 and 2020, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average Compensation “Actually Paid” to non-PEO NEOs:

	Other non-PEO NEOs (Average)
	2022	2021	2020
Summary Compensation Table Total for non-PEO NEOs	$2,198,124	$1,753,698	$3,185,057

Adjustments:

Deduct: Grant date fair value of equity awards granted during fiscal year as reported in Summary Compensation Table	$1,166,663	$581,318	$354,268

Add: Fair value of equity awards granted in current year – value at year-end	$549,840	$585,714	$541,333
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($774,609)	$634,779	$0
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	($234,265)	$285,720	($1,281,577)
Add: Fair value of awards made in current fiscal year that vested during current fiscal year – value at vesting date	$0	$0	$9,551
Compensation “Actually Paid” to non-PEO NEOs	$572,427	$2,678,593	$2,100,096

(5)	Total Stockholder Return, or TSR, is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Cumulative Company TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The peer group used for this purpose is the S&P 1500 Publishing & Printing index.

(7)	Reflects Net Income (loss) as reported in the Company’s Consolidated Statements of Operations and Comprehensive Income (loss) included in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2022. Net Income includes amounts attributable to non-controlling interests.

(8)	The Adjusted EBITDA measure was utilized for both our short-term incentive compensation program, as well as for setting goals for performance-based long-term incentives. We reconcile Adjusted EBITDA to Net income (loss) attributable to Gannett, which excludes amounts attributable to non-controlling interests. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA, as well as a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure, which is Net loss attributable to Gannett.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	Reflects the average compensation for the non-PEO NEOs in each respective year based on compensation amounts reported in the Summary Compensation Table for the applicable year. Douglas Horne was the only non-PEO NEO for 2022 and 2021. The non-PEO NEOs for 2020 were Paul Bascobert, Alison Engel, and Douglas Horne.

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is the S&P 1500 Publishing & Printing index.

PEO Total Compensation Amount	$ 3,379,449	$ 7,741,052	$ 0
PEO Actually Paid Compensation Amount	$ (4,562,882)	12,327,052	0
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2022 and 2021, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for PEO pursuant to the SEC’s rules to determine Compensation “Actually Paid” to PEO:
	PEO
	2022	2021
Summary Compensation Table Total for PEO	$3,379,449	$7,741,052

Adjustments:

Deduct: Grant date fair value of equity awards granted during fiscal year as reported in the Summary Compensation Table	$1,999,998	$6,074,000

Add: Fair value of equity awards granted in current year – value at year-end	$657,667	$10,660,000
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($3,300,000)	$0
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	($3,300,000)	$0
Compensation “Actually Paid” to PEO	($4,562,882)	$12,327,052

Non-PEO NEO Average Total Compensation Amount	$ 2,198,124	1,753,698	3,185,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 572,427	2,678,593	2,100,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2022, 2021 and 2020, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average Compensation “Actually Paid” to non-PEO NEOs:

	Other non-PEO NEOs (Average)
	2022	2021	2020
Summary Compensation Table Total for non-PEO NEOs	$2,198,124	$1,753,698	$3,185,057

Adjustments:

Deduct: Grant date fair value of equity awards granted during fiscal year as reported in Summary Compensation Table	$1,166,663	$581,318	$354,268

Add: Fair value of equity awards granted in current year – value at year-end	$549,840	$585,714	$541,333
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($774,609)	$634,779	$0
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	($234,265)	$285,720	($1,281,577)
Add: Fair value of awards made in current fiscal year that vested during current fiscal year – value at vesting date	$0	$0	$9,551
Compensation “Actually Paid” to non-PEO NEOs	$572,427	$2,678,593	$2,100,096

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Compensation Actually Paid vs. Net Income [Text Block]	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Total Shareholder Return Vs Peer Group [Text Block]	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Tabular List [Table Text Block]

Financial Performance Measures

As discussed in the Compensation Discussion and Analysis, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company during the most recently completed fiscal year include:

●	Adjusted EBITDA

●	Digital Revenues

●	Total Shareholder Return

Total Shareholder Return Amount	$ 31.82	83.54	52.66
Peer Group Total Shareholder Return Amount	113.62	149.49	120.71
Net Income (Loss)	$ (78,255,000)	$ (136,171,000)	$ (672,397,000)
Company Selected Measure Amount	257,283,000	433,712,000	413,895,000
PEO Name	Michael Reed	Michael Reed
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	The Adjusted EBITDA measure was utilized for both our short-term incentive compensation program, as well as for setting goals for performance-based long-term incentives. We reconcile Adjusted EBITDA to Net income (loss) attributable to Gannett, which excludes amounts attributable to non-controlling interests. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA, as well as a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure, which is Net loss attributable to Gannett.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Digital Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Fiscal Year as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,999,998)	$ (6,074,000)
PEO [Member] | Fair Value of Equity Awards Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	657,667	10,660,000
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,300,000)	0
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,300,000)	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Fiscal Year as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,166,663)	(581,318)	$ (354,268)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Current Year - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	549,840	585,714	541,333
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(234,265)	285,720	(1,281,577)
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774,609)	634,779	0
Non-PEO NEO [Member] | Fair Value of Awards Made in Current Fiscal Year that Vested During Current Fiscal Year - Value at Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 9,551